Related party transactions (Details) - Schedule of key management personnel compensation	12 Months Ended
Dec. 31, 2021
Joseph Brancato [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Director
Bazmi Husain [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Director
K.R. Kent [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Director
Hakan Konyar [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Chief Production Officer
Kurt Lauk, PhD [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Director (Chairman)
Salina Love [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Director
John Neville [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Chief Sales Officer
Thorsten Ochs [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Chief Technology Officer
Thomas Speidel [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Chief Executive Officer and Director
Robert Vogt [Member]
Related party transactions (Details) - Schedule of key management personnel compensation [Line Items]
Key management personnel	Chief Accounting Officer